Segments - Schedule of Results of Operations by Reportable Segment (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenue	$ 192,100,000	$ 135,900,000	$ 372,600,000	$ 238,200,000
Interest expense	5,700,000	5,000,000	11,600,000	9,500,000
Depreciation and amortization	16,700,000	11,400,000	30,600,000	20,500,000
Net income (loss)	(4,100,000)	400,000	(21,100,000)	(2,200,000)	$ 8,853	$ (1,142)
New and Used Equipment Sales
Segment Reporting Information [Line Items]
Total revenue	95,100,000	61,200,000	177,300,000	106,000,000
Parts Sales
Segment Reporting Information [Line Items]
Total revenue	28,100,000	20,600,000	56,800,000	37,100,000
Service Revenue
Segment Reporting Information [Line Items]
Total revenue	28,400,000	22,700,000	58,600,000	39,900,000
Rental Revenue
Segment Reporting Information [Line Items]
Total revenue	26,000,000	22,100,000	51,200,000	39,100,000
Rental Equipment Sales
Segment Reporting Information [Line Items]
Total revenue	14,500,000	9,300,000	28,700,000	16,100,000
Operating Segments | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	95,100,000	74,900,000	189,700,000	123,100,000
Interest expense	1,400,000	1,100,000	2,900,000	2,000,000
Depreciation and amortization	5,400,000	4,000,000	10,600,000	6,700,000
Net income (loss)	3,600,000	2,400,000	5,100,000	3,100,000
Operating Segments | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	97,000,000	61,000,000	182,900,000	115,100,000
Interest expense	2,700,000	1,900,000	5,100,000	3,900,000
Depreciation and amortization	11,300,000	7,400,000	20,000,000	13,800,000
Net income (loss)	(3,800,000)	400,000	(6,200,000)	(900,000)
Operating Segments | New and Used Equipment Sales | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	51,700,000	35,300,000	94,000,000	56,800,000
Operating Segments | New and Used Equipment Sales | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	43,400,000	25,900,000	83,300,000	49,200,000
Operating Segments | Parts Sales | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	12,000,000	12,400,000	27,000,000	21,400,000
Operating Segments | Parts Sales | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	16,100,000	8,200,000	29,800,000	15,700,000
Operating Segments | Service Revenue | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	17,800,000	16,400,000	38,400,000	28,200,000
Operating Segments | Service Revenue | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	10,600,000	6,300,000	20,200,000	11,700,000
Operating Segments | Rental Revenue | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	10,500,000	9,000,000	22,000,000	14,900,000
Operating Segments | Rental Revenue | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	15,500,000	13,100,000	29,200,000	24,200,000
Operating Segments | Rental Equipment Sales | Industrial Equipment
Segment Reporting Information [Line Items]
Total revenue	3,100,000	1,800,000	8,300,000	1,800,000
Operating Segments | Rental Equipment Sales | Construction Equipment
Segment Reporting Information [Line Items]
Total revenue	11,400,000	7,500,000	20,400,000	14,300,000
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Interest expense	1,600,000	2,000,000	3,600,000	3,600,000
Net income (loss)	$ (3,900,000)	$ (2,400,000)	$ (20,000,000)	$ (4,400,000)